UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Taylor, Cottrill LLC
Address: 224 Main Street
         New London, NH 03257

13F File Number:  028-13147

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Chad Richardson
Title:     Director of Operations
Phone:     603-526-7400

Signature, Place, and Date of Signing:

     Chad Richardson     New London, NH     April 27, 2011


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     93

Form13F Information Table Value Total:     $143,382 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

						FORM 13F INFORMATION TABLE
				TITLE OF		VALUE	SHARES/	SH/	PUT/	INVSTMT	OTHER	VOTING AUTHORITY
NAME OF ISSUER			CLASS	CUSIP		(x$1000)PRN AMT	PRN	CALL	DSCRETN	MANAGERSSOLE	SHARED	NONE
-------------------------------	------- ----------      -------	------- ------- ------- -------	--------------- ------- -------
Exxon Mobil Corp.               Common	30231G102       6453	76700	SH		SOLE		51952		24748
International Business Machine  Common	459200101	6004	36816	SH		SOLE		22966		13850
Walt Disney Co.                 Common	254687106	4621	107230	SH		SOLE		69130		38100
McDonalds Corp.                 Common	580135101	4333	56947	SH		SOLE		34697		22250
Accenture                       Common	G1151C101       3982	72439	SH		SOLE		44614		27825
Ross Stores                     Common	778296103	3976	55910	SH		SOLE		37735		18175
Canadian Natural Resources      Common	136385101	3784	76555	SH		SOLE		51875		24680
I T T Corporation New           Common	450911102	3566	59385	SH		SOLE		40010		19375
General Electric                Common	369604103	3531	176105	SH		SOLE		99839		76266
Fluor Corp                      Common	343412102	3283	44575	SH		SOLE		28950		15625
Republic Services Inc           Common	760759100	3262	108580	SH		SOLE		77180		31400
Praxair                         Common	74005P104       3159	31097	SH		SOLE		21007		10090
AMGEN                           Common	031162100	2991	55957	SH		SOLE		39952		16005
Occidental Petroleum Corp.      Common	674599105	2978	28502	SH		SOLE		17223		11279
Western Union Company           Common	959802109	2862	137775	SH		SOLE		91650		46125
INTEL                           Common	458140100	2754	136450	SH		SOLE		99600		36850
Corning Inc.                    Common	219350105	2536	122935	SH		SOLE		88885		34050
Johnson & Johnson               Common	478160104	2518	42493	SH		SOLE		21872		20621
Automatic Data Processing       Common	053015103	2491	48554	SH		SOLE		34634		13920
Procter & Gamble                Common	742718109	2450	39778	SH		SOLE		27803		11975
Abbott Labs                     Common	002824100	2402	48976	SH		SOLE		29345		19631
Greif Inc Cl A                  Class A	397624107	2397	36650	SH		SOLE		22400		14250
Berkshire Hathaway Cl B         Class B	084670207	2369	28325	SH		SOLE		18100		10225
Medtronic Inc                   Common	585055106	2369	60213	SH		SOLE		44213		16000
Microsoft Corp.                 Common	594918104	2276	89637	SH		SOLE		71652		17985
Clorox Company                  Common	189054109	2258	32230	SH		SOLE		23880		8350
Alerian MLP ETF                 Common	00162Q866       2246	137275	SH		SOLE		98500		38775
Stryker Corp                    Common	863667101	2164	35600	SH		SOLE		23825		11775
Coca-Cola                       Common	191216100	2147	32360	SH		SOLE		22745		9615
Merck & Co Inc                  Common	589331107	2147	65029	SH		SOLE		45379		19650
Novartis                        Common	66987V109       2108	38785	SH		SOLE		28985		9800
Thermo Fisher Scientific        Common	883556102	2086	37555	SH		SOLE		28230		9325
Aecom Technology Corp           Common	00766T100       2060	74300	SH		SOLE		52675		21625
Cisco Systems                   Common	17275R102       1975	115134	SH		SOLE		82730		32404
3M Co.                          Common	88579Y101       1939	20736	SH		SOLE		17041		3695
VF Corp                         Common	918204108	1770	17965	SH		SOLE		13135		4830
Royal Dutch                     Common	780259206	1716	23550	SH		SOLE		19725		3825
Ishares Msci Grmny Idx          Common	464286806	1663	64075	SH		SOLE		50225		13850
Apple Inc.                      Common	037833100	1519	4360	SH		SOLE		2835		1525
AT&T Corp.                      Common	00206R102       1511	49355	SH		SOLE		35165		14190
JP Morgan Chase & Co            Common	46625H100       1449	31430	SH		SOLE		27330		4100
Hewlett Packard                 Common	428236103	1437	35085	SH		SOLE		20560		14525
Mastercard                      Common	57636Q104       1353	5375	SH		SOLE		4695		680
General Dynamics Corp.          Common	369550108	1235	16135	SH		SOLE		8150		7985
Apache                          Common	037411105	1134	8665	SH		SOLE		6125		2540
Ishares MSCI Canada             Common	464286509	1119	33280	SH		SOLE		25220		8060
Diamond Offshore Drilling       Common	25271C102       1070	13775	SH		SOLE		9575		4200
Ishares MSCI Singapore          Common	464286673	1029	75250	SH		SOLE		56100		19150
Total SA                        Common	89151E109	1015	16650	SH		SOLE		12325		4325
Pfizer Inc.                     Common	717081103	1003	49371	SH		SOLE		27097		22274
Sysco Corp                      Common	871829107	961	34685	SH		SOLE		16985		17700
iShares Barclays 1-3 Yr Treasu  Common	464287457	905	10800	SH		SOLE		8500		2300
ConocoPhillips                  Common	20825C104       861	10784	SH		SOLE		7282		3502
American Express Co.            Common	25816109	838	18547	SH		SOLE		6374		12173
Colgate Palmolive               Common	194162103	764	9460	SH		SOLE		5510		3950
NextEra Energy                  Common	65339F101       702	12730	SH		SOLE		10800		1930
Philip Morris Intl Inc          Common	718172109	668	10175	SH		SOLE		8125		2050
Illinois Tool Works Inc         Common	452308109	658	12244	SH		SOLE		8664		3580
Park Electrochemical            Common	700416209	640	19850	SH		SOLE		13650		6200
Petroleo Brasileiro Adrf        Common	71654V408       628	15525	SH		SOLE		12425		3100
Chevron Corp.                   Common	166764100	612	5695	SH		SOLE		5695		0
Flowserve Corp                  Common	34354P105       570	4425	SH		SOLE		3500		925
Wal Mart Stores Inc.            Common	931142103	569	10932	SH		SOLE		7800		3132
Deere & Co                      Common	244199105	564	5825	SH		SOLE		5675		150
Duke Energy                     Common	26441C105       535	29503	SH		SOLE		22575		6928
Vanguard Short Term Bond ETF    Common	921937827	533	6650	SH		SOLE		6650		0
General Mills Inc               Common	370334104	501	13718	SH		SOLE		12418		1300
Ishares Tr Lehman Tips          Common	464287176	429	3932	SH		SOLE		2034		1898
Walgreens                       Common	931422109	412	10267	SH		SOLE		8167		2100
Transocean Inc New              Common	G90073100       400	5129	SH		SOLE		4229		900
Emerson Electric                Common	291011104	392	6710	SH		SOLE		5310		1400
Magellan Midstream Partners LP  Common	559080106	391	6539	SH		SOLE		5717		822
Bristol Myers                   Common	110122108	389	14704	SH		SOLE		11404		3300
Suncor Energy                   Common	867229106	368	8200	SH		SOLE		4200		4000
Kroger Company                  Common	501044101	367	15300	SH		SOLE		12100		3200
SPDR Gold Shares                Common	78463V107       344	2462	SH		SOLE		1175		1287
Barrick Gold Corp               Common	067901108	328	6310	SH		SOLE		6110		200
United Tehnologies Corp         Common	913017109	314	3710	SH		SOLE		3500		210
Genl Amern Investors Co         Common	368802104	280	9884	SH		SOLE		9884		0
S P D R TRUST Unit SR           Common	78462F103       267	2015	SH		SOLE		2015		0
Ishares MSCI Brazil Index       Common	464286400	256	3300	SH		SOLE		1800		1500
Kimberly-Clark                  Common	494368103	256	3925	SH		SOLE		2525		1400
New Hampshire Thrift            Common	644722100	255	19338	SH		SOLE		19338		0
United Parcel Service Inc Cl B  Class B	911312106	238	3200	SH		SOLE		2900		300
Noble Energy                    Common	655044105	235	2429	SH		SOLE		1229		1200
E.I. DuPont                     Common	263534109	224	4074	SH		SOLE		2965		1109
Alliance Resource Partners      Common	01877R108       221	2720	SH		SOLE		925		1795
iShares IBOXX Inv Grade Bond    Common	464287242	216	2000	SH		SOLE		0		2000
PepsiCo Inc.                    Common	713448108	214	3317	SH		SOLE		3042		275
Vanguard Int Term Bond ETF      Common	921937819	213	2600	SH		SOLE		2600		0
Oracle Corp.                    Common	68389X105       204	6115	SH		SOLE		3090		3025
Bank of America Corp.           Common	060505104	154	11521	SH		SOLE		5014		6507
1/100000 Ergo Sci Corp          Common	CKE81Q300       6	81440	SH		SOLE		81440		0